Taxes On Income (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes On Income (Textual)
State NOL carryforwards	$ 118,642
Corporate tax rate	23.00%	23.00%	24.00%